Segment Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Reportable segment	1	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Segment was identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”, the Chief Executive Officer of the Company) assesses the performance of the business. The CODM reviews the results of operations and net income when marking decisions about allocating resources and assessing the performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer